LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt [Line Items]
Long-term debt, net		$ 6,559,982	$ 5,645,391
Current portion of long-term debt, net		(128)	0
Non current portion of long-term debt, net		6,559,854	5,645,391
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net		128	129
Total Credit Facility [Member] | 2020 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[1]	399,693	249,910
Total Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[2]	128	129
Senior Notes [Member] | 2017 4.875% Senior Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		986,839	983,417
Senior Notes [Member] | 2019 5.250% Senior Notes, due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		496,224	495,471
Senior Notes [Member] | 2019 5.625% Senior Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		595,046	594,314
Senior Notes [Member] | 2019 5.375% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,147,959	892,009
Senior Notes [Member] | 2020 5.750% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		846,607	845,481
Senior Notes [Member] | 2020 6.000% SC Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		496,342	495,434
Senior Notes [Member] | 2020 6.500% SC Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		495,814	495,262
Senior Notes [Member] | 2019 7.250% Studio City Notes, due 2024 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		0	$ 593,835
Senior Notes [Member] | 2021 5.000% Studio City Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		$ 1,095,202

[1]	As of December 31, 2021 and 2020, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $35,598 and $43,593 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet, respectively.
[2]	As of December 31, 2021 and 2020, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $389 and $440 are included in long-term prepayments, deposits and other assets, in the accompanying consolidated balance sheets, respectively.